LONG-TERM OBLIGATIONS (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Accounts Payable and Accrued Liabilities, Noncurrent [Abstract]
Accrued royalties	$ 31,575	$ 33,218
Deferred revenue (note 15)	7,222	7,863
Finance lease liabilities	49	8
Other	3,962	4,557
Long-term obligations	$ 42,808	$ 45,646